Risk Report - Credit Risk Management - IFRS 9 Focus Industries in light of COVID-19 - Parenthetical information (Detail: Text Values)	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
CRM IFRS 9 Focus Industries in light of COVID-19 Pandemic [Abstract]
Share of Key focus sectors on loan books	0.08
Share of Key focus sectors on Stage 3 Credit loss provisions of the Group	0.27
Commercial Real Estate loan exposure	€ 31,000,000,000	€ 27,000,000,000
Key focus sectors on loan books CRE	0.07
CRE Loan Exposure Group	€ 19,000,000,000
APAC CRE Loan Exposure Investment Bank	6,000,000,000
Non-recourse CRE business in the Corporate Bank	€ 6,000,000,000
Moderate loan-to-value ratios (LTVs) averaging	0.59
Retail Loan exposure	€ 4,000,000,000	4,000,000,000
Aviation loan exposure	3,000,000,000	3,000,000,000
Leisure loan exposure	€ 2,000,000,000	€ 2,000,000,000